Accounting Estimates and Management Judgments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Estimates and Management Judgments [Line Items]
Percentage of management evaluation	50.00%	50.00%
Capitalised development costs	€ 12,795	€ 20,333
Contracts terms	10 years
Provision for onerous contracts value	€ 8,614
Onerous contracts reversed amount	€ 2,369
Bottom of Range [Member]
Accounting Estimates and Management Judgments [Line Items]
Exit rates	0.00%
Top of Range [Member]
Accounting Estimates and Management Judgments [Line Items]
Exit rates	10.00%